Schedule of investments
Macquarie Global Bond Fund
June 30, 2025 (Unaudited)
		Principal amount°	Value (US $)
Agency Mortgage-Backed Securities—12.21%
Fannie Mae S.F. 20 yr 4.00% 8/1/42		466,090	$ 449,756
Fannie Mae S.F. 30 yr
2.00% 9/1/51		3,003,749	2,388,852
2.50% 2/1/52		2,292,713	1,905,064
3.00% 5/1/51		2,347,511	2,032,716
3.50% 7/1/47		2,808,147	2,641,894
3.50% 6/1/52		1,993,535	1,798,172
4.00% 5/1/51		2,530,664	2,393,849
4.00% 9/1/52		1,494,527	1,392,549
4.50% 1/1/50		70,805	70,039
4.50% 4/1/50		786,105	764,249
4.50% 10/1/52		282,975	271,196
5.00% 9/1/52		917,744	903,899
5.00% 2/1/53		880,265	865,670
5.50% 10/1/52		2,038,211	2,044,890
5.50% 3/1/53		364,007	365,491
5.50% 7/1/53		1,420,140	1,422,052
6.00% 9/1/53		3,952,926	4,023,071

Freddie Mac S.F. 15 yr 5.00% 6/1/38		1,793,933	1,809,229
Freddie Mac S.F. 20 yr 5.50% 6/1/43		1,283,810	1,303,893
Freddie Mac S.F. 30 yr
2.50% 2/1/52		124,320	104,195
3.00% 12/1/46		1,332,924	1,179,291
4.00% 8/1/52		1,113,966	1,042,443
4.50% 9/1/52		1,355,277	1,306,028
4.50% 10/1/52		2,364,006	2,265,523
5.00% 6/1/53		2,482,425	2,440,270
5.50% 2/1/54		2,266,472	2,287,918
5.50% 11/1/54		16,154,019	16,157,054
6.00% 12/1/52		793,825	809,041
6.00% 3/1/53		1,213,164	1,234,333
6.00% 9/1/53		407,144	414,181

GNMA II S.F. 30 yr 3.00% 12/20/51		1,332,448	1,179,094
Total Agency Mortgage-Backed Securities (cost $59,212,288)			59,265,902

Corporate Bonds — 39.79%Δ
Australia — 8.20%
Ampol
6.235% 12/11/54 ■, •	AUD	2,000,000	1,335,426
7.094% 12/2/81 ■, •	AUD	2,090,000	1,409,097
7.315% 12/9/80 ■, •	AUD	7,150,000	4,765,065
APA Infrastructure 2.00% 7/15/30 ■	EUR	1,000,000	1,114,002
Charter Hall LWR Pty 2.086% 3/3/28 ■	AUD	3,850,000	2,363,196
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Australia (continued)
Commonwealth Bank of Australia 6.86% 11/9/32 μ	AUD	6,400,000	$ 4,431,487
CPIF Finance Pty 2.485% 10/28/30 ■	AUD	3,600,000	2,087,389
FMG Resources August 2006
144A 5.875% 4/15/30 #		255,000	258,385
144A 6.125% 4/15/32 #		255,000	259,558
National Australia Bank
5.74% 2/9/34 μ	AUD	4,949,000	3,359,623
6.322% 8/3/32 μ	AUD	7,992,000	5,452,974
NSW Electricity Networks Finance Pty 2.543% 9/23/30	AUD	3,500,000	2,059,651
QIC Finance Town Centre Fund Pty 5.80% 5/21/31 ■	AUD	4,000,000	2,750,777
WestConnex Finance 3.15% 3/31/31 ■	AUD	3,200,000	1,904,781
Westpac Banking 5.754% 4/3/34 μ	AUD	3,900,000	2,649,923
Woodside Finance 5.70% 5/19/32		500,000	509,307
Woolworths Group 2.75% 11/15/31 ■	AUD	3,000,000	1,735,581
Worley Financial Services Pty 5.95% 10/13/28 ■	AUD	2,000,000	1,359,290
			39,805,512
Brazil — 0.09%
LD Celulose International 144A 7.95% 1/26/32 #		400,000	421,250
			421,250
Canada — 0.37%
Bank of Montreal 7.70% 5/26/84 μ		275,000	284,648
Bombardier
144A 7.00% 6/1/32 #		250,000	260,659
144A 7.25% 7/1/31 #		250,000	262,738
Enbridge
4.90% 6/20/30		305,000	308,172
5.55% 6/20/35		475,000	483,072
5.75% 7/15/80 μ		220,000	219,621
			1,818,910
Chile — 0.24%
AES Andes 144A 8.15% 6/10/55 #, μ		400,000	414,642
ATP Tower Holdings 144A 7.875% 2/3/30 #		300,000	304,619
NQ- IV054 [0625] 0825 (4730775)    1

Schedule of investments
Macquarie Global Bond Fund
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Chile (continued)
Engie Energia Chile 144A 6.375% 4/17/34 #		420,000	$ 436,034
			1,155,295
France — 1.22%
BNP Paribas 144A 7.45% 6/27/35 #, μ, ψ		515,000	519,378
BPCE
2.25% 3/2/32 μ, ■	EUR	500,000	581,251
3.50% 1/25/28 ■	EUR	1,500,000	1,812,614
Credit Agricole 144A 5.222% 5/27/31 #, μ		520,000	529,880
Edenred 3.625% 6/13/31 ■	EUR	1,100,000	1,316,209
Kering 3.625% 9/5/31 ■	EUR	1,000,000	1,182,793
			5,942,125
Germany — 1.44%
Deutsche Bank
4.00% 6/24/32 μ, ■	EUR	1,700,000	2,030,386
5.297% 5/9/31 μ		440,000	446,992
6.72% 1/18/29 μ		950,000	998,176
6.819% 11/20/29 μ		440,000	469,594
7.146% 7/13/27 μ		360,000	369,165
7.375% 10/30/31 μ, ψ, ■	EUR	1,000,000	1,227,814
Volkswagen International Finance 3.875% 3/29/26 ■	EUR	1,200,000	1,429,161
			6,971,288
Hong Kong — 0.13%
AIA Group 144A 5.375% 4/5/34 #		600,000	612,941
			612,941
India — 0.07%
Biocon Biologics Global 144A 6.67% 10/9/29 #		350,000	332,681
			332,681
Ireland — 0.63%
AerCap Ireland Capital DAC
3.00% 10/29/28		1,595,000	1,520,012
4.95% 9/10/34		585,000	572,558
5.10% 1/19/29		555,000	565,122
Avolon Holdings Funding 144A 4.95% 1/15/28 #		380,000	382,156
			3,039,848
Italy — 0.50%
Aeroporti di Roma 1.75% 7/30/31 ■	EUR	1,000,000	1,081,475
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Italy (continued)
Autostrade per l'Italia 2.00% 1/15/30 ■	EUR	1,200,000	$ 1,348,696
			2,430,171
Jamaica — 0.08%
Kingston Airport Revenue Finance 144A 6.75% 12/15/36 #		400,000	402,566
			402,566
Japan — 0.39%
SoftBank
144A 4.699% 7/9/30 #		850,000	850,000
144A 5.332% 7/9/35 #		1,025,000	1,025,000
			1,875,000
Kuwait — 0.15%
NBK SPC 144A 5.50% 6/6/30 #, μ		700,000	720,420
			720,420
Madagascar — 0.04%
Axian Telecom Holding & Management 144A 7.25% 7/11/30 #		200,000	199,215
			199,215
Mexico — 0.39%
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 144A 5.621% 12/10/29 #		210,000	214,410
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 5.875% 9/13/34 #, μ		1,700,000	1,671,713
			1,886,123
Netherlands — 1.70%
ING Groep
2.125% 5/26/31 μ, ■	EUR	4,600,000	5,387,326
4.875% 11/14/27 μ, ■	EUR	800,000	973,345
Koninklijke Philips
2.625% 5/5/33	EUR	200,000	220,653
3.75% 5/31/32 ■	EUR	800,000	960,964
Siemens Funding
144A 4.60% 5/28/30 #		320,000	323,381
144A 4.90% 5/28/32 #		370,000	375,554
			8,241,223

2    NQ- IV054 [0625] 0825 (4730775)

		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Nigeria — 0.04%
IHS Holding 144A 8.25% 11/29/31 #		215,000	$ 217,644
			217,644
Peru — 0.08%
Banco de Credito del Peru 144A 3.125% 7/1/30 #, μ		375,000	375,000
			375,000
Spain — 0.92%
Banco Santander
3.50% 1/9/28 μ, ■	EUR	1,000,000	1,196,097
4.625% 10/18/27 μ, ■	EUR	1,000,000	1,209,384
6.444% 7/17/34 μ, ■	AUD	3,000,000	2,057,061
			4,462,542
Switzerland — 1.86%
Holcim Finance Luxembourg 0.50% 4/23/31 ■	EUR	1,400,000	1,415,535
Holcim Finance US
144A 4.95% 4/7/30 #		280,000	283,891
144A 5.40% 4/7/35 #		185,000	187,795
UBS Group
0.65% 1/14/28 μ, ■	EUR	3,660,000	4,193,309
4.375% 1/11/31 μ, ■	EUR	800,000	993,565
144A 4.751% 5/12/28 #, μ		800,000	804,949
144A 5.58% 5/9/36 #, μ		335,000	342,706
144A 5.699% 2/8/35 #, μ		205,000	213,014
144A 6.85% 9/10/29 #, μ, ψ		305,000	307,101
144A 7.00% 2/10/30 #, μ, ψ		315,000	314,144
			9,056,009
Türkiye — 0.22%
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #		700,000	730,661
Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #		350,000	356,847
			1,087,508
Ukraine — 0.05%
MHP Lux 6.95% 4/3/26 ■		275,000	256,779
			256,779
United Arab Emirates — 0.03%
Galaxy Pipeline Assets Bidco 2.16% 3/31/34 ■		147,430	130,937
			130,937
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United Kingdom — 1.24%
Babcock International Group 1.375% 9/13/27 ■	EUR	1,400,000	$ 1,609,034
Barclays 4.973% 5/31/36 μ, ■	EUR	1,200,000	1,479,565
Gatwick Funding 3.625% 10/16/33 ■	EUR	1,100,000	1,289,882
Lloyds Banking Group 5.721% 6/5/30 μ		335,000	348,015
National Grid 0.25% 9/1/28 ■	EUR	1,200,000	1,311,777
			6,038,273
United States — 19.71%
AbbVie 4.95% 3/15/31		1,085,000	1,114,240
Accenture Capital
4.25% 10/4/31		390,000	386,464
4.50% 10/4/34		440,000	428,374
AEP Texas 5.40% 6/1/33		180,000	182,706
Air Lease
4.625% 10/1/28		788,000	793,508
5.10% 3/1/29		570,000	582,691
Amcor Flexibles North America 144A 5.50% 3/17/35 #		360,000	365,412
Amentum Holdings 144A 7.25% 8/1/32 #		495,000	509,780
American Tower 5.20% 2/15/29		365,000	373,645
Aon North America 5.30% 3/1/31		1,490,000	1,542,124
Apollo Debt Solutions 6.70% 7/29/31		1,010,000	1,049,889
Appalachian Power 4.50% 8/1/32		770,000	751,527
AT&T
5.375% 8/15/35		240,000	244,474
6.30% 1/15/38		115,000	124,279
Athene Global Funding 4.76% 4/21/27 ■	AUD	4,000,000	2,628,388
Athene Holding
6.625% 10/15/54 μ		505,000	498,385
6.875% 6/28/55 μ		450,000	448,920
Aviation Capital Group
144A 3.50% 11/1/27 #		1,205,000	1,174,747
144A 5.375% 7/15/29 #		505,000	514,542
NQ- IV054 [0625] 0825 (4730775)    3

Schedule of investments
Macquarie Global Bond Fund
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
Bank of America
1.662% 4/25/28 μ, ■	EUR	1,200,000	$ 1,394,687
3.648% 3/31/29 μ, ■	EUR	1,500,000	1,817,456
5.162% 1/24/31 μ		655,000	671,509
5.518% 10/25/35 μ		815,000	815,378
5.819% 9/15/29 μ		300,000	312,567
6.204% 11/10/28 μ		1,155,000	1,202,255
6.625% 5/1/30 μ, ψ		350,000	363,354
Bank of New York Mellon
4.942% 2/11/31 μ		530,000	541,351
6.30% 3/20/30 μ, ψ		455,000	468,565
Blackstone Private Credit Fund 5.60% 11/22/29		340,000	342,490
Blackstone Reg Finance 5.00% 12/6/34		720,000	717,163
Blue Owl Credit Income
5.80% 3/15/30		1,165,000	1,167,288
6.60% 9/15/29		415,000	427,120
Broadcom 5.05% 7/12/29		750,000	768,301
Bunge Limited Finance 4.20% 9/17/29		650,000	642,942
Caesars Entertainment 144A 6.50% 2/15/32 #		495,000	508,237
Carrier Global 4.50% 11/29/32	EUR	1,300,000	1,631,575
Caterpillar 5.20% 5/15/35		585,000	596,630
CDW 3.276% 12/1/28		2,160,000	2,065,748
Celanese US Holdings
6.50% 4/15/30		27,000	27,656
6.75% 4/15/33		228,000	230,553
Charter Communications Operating 3.85% 4/1/61		1,660,000	1,064,437
Citibank 5.438% 4/30/26		345,000	347,750
Citigroup
5.612% 3/4/56 μ		420,000	412,545
6.02% 1/24/36 μ		430,000	441,801
7.00% 8/15/34 μ, ψ		315,000	331,905
Cleveland-Cliffs 144A 7.00% 3/15/32 #		495,000	467,236
ConocoPhillips
5.00% 1/15/35		550,000	549,870
5.50% 1/15/55		520,000	493,895
Constellation Energy Generation 5.60% 3/1/28		1,830,000	1,894,074
CRH SMW Finance DAC 4.00% 7/11/27 ■	EUR	600,000	728,556
DaVita 144A 6.75% 7/15/33 #		292,000	301,701
	Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
Energy Transfer
5.95% 5/15/54	380,000	$ 361,817
6.50% 11/15/26 μ, ψ	725,000	730,052
Entegris 144A 4.75% 4/15/29 #	1,795,000	1,776,746
Enterprise Products Operating 4.60% 1/15/31	510,000	514,036
EOG Resources
5.00% 7/15/32	709,000	717,952
5.35% 1/15/36	235,000	238,419
Ford Motor Credit
6.798% 11/7/28	200,000	207,273
6.80% 5/12/28	475,000	491,052
Foundry JV Holdco 144A 6.10% 1/25/36 #	550,000	569,690
GE HealthCare Technologies
4.80% 1/15/31	250,000	252,143
5.50% 6/15/35	245,000	250,982
General Motors Financial
5.625% 4/4/32	220,000	222,673
0 5.75% 2/8/31	955,000	981,678
Goldman Sachs Group
5.016% 10/23/35 μ	775,000	765,955
5.218% 4/23/31 μ	695,000	712,675
5.561% 11/19/45 μ	610,000	600,965
Henneman Trust 144A 6.58% 5/15/55 #	810,000	814,761
Herc Holdings
144A 7.00% 6/15/30 #	100,000	104,498
144A 7.25% 6/15/33 #	75,000	78,634
Hilcorp Energy I
144A 6.00% 2/1/31 #	260,000	251,714
144A 6.25% 4/15/32 #	250,000	238,945
Home Depot 4.875% 6/25/27	200,000	203,254
JBS USA Holding Lux
3.625% 1/15/32	2,865,000	2,623,136
144A 5.50% 1/15/36 #	520,000	521,089
144A 6.25% 3/1/56 #	485,000	487,216
Jefferies Financial Group
2.625% 10/15/31	1,250,000	1,088,115
5.875% 7/21/28	135,000	140,040

4    NQ- IV054 [0625] 0825 (4730775)

		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
JPMorgan Chase & Co.
1.638% 5/18/28 μ, ■	EUR	1,100,000	$ 1,277,184
3.54% 5/1/28 μ		2,132,000	2,101,194
5.012% 1/23/30 μ		445,000	453,294
5.103% 4/22/31 μ		595,000	609,910
5.14% 1/24/31 μ		385,000	394,906
5.571% 4/22/28 μ		500,000	510,457
5.572% 4/22/36 μ		780,000	808,653
6.254% 10/23/34 μ		213,000	231,582
Leidos
5.40% 3/15/32		275,000	280,871
5.50% 3/15/35		570,000	579,101
M&T Bank 5.179% 7/8/31 μ		385,000	391,481
Medtronic 3.65% 10/15/29	EUR	600,000	732,045
Meta Platforms 3.85% 8/15/32		475,000	456,983
Midcontinent Communications 144A 8.00% 8/15/32 #		515,000	545,655
Morgan Stanley
0.406% 10/29/27 μ	EUR	2,000,000	2,296,722
2.95% 5/7/32 μ	EUR	2,300,000	2,663,949
5.192% 4/17/31 μ		475,000	487,053
5.664% 4/17/36 μ		370,000	383,555
6.138% 10/16/26 μ		1,320,000	1,325,756
6.296% 10/18/28 μ		3,151,000	3,283,078
6.407% 11/1/29 μ		378,000	400,451
6.627% 11/1/34 μ		410,000	452,115
NextEra Energy Capital Holdings 6.50% 8/15/55 μ		235,000	240,805
Nucor 5.10% 6/1/35		640,000	642,294
OneMain Finance 7.125% 9/15/32		485,000	502,712
ONEOK
5.05% 11/1/34		285,000	277,489
5.70% 11/1/54		345,000	318,740
Oracle
5.25% 2/3/32		260,000	266,805
6.00% 8/3/55		300,000	299,745
PennyMac Financial Services 144A 6.875% 5/15/32 #		470,000	480,855
PNC Financial Services Group
4.899% 5/13/31 μ		295,000	298,817
5.575% 1/29/36 μ		350,000	360,874
Quikrete Holdings 144A 6.375% 3/1/32 #		180,000	185,210
QXO Building Products 144A 6.75% 4/30/32 #		115,000	118,761
	Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
Resideo Funding 144A 6.50% 7/15/32 #	190,000	$ 194,891
Rocket 144A 6.375% 8/1/33 #	635,000	650,526
Roper Technologies 4.90% 10/15/34	440,000	434,121
Sprint Capital 6.875% 11/15/28	2,060,000	2,212,000
State Street
4.834% 4/24/30	320,000	326,015
4.993% 3/18/27	565,000	573,381
Synopsys 5.70% 4/1/55	335,000	333,313
Sysco 5.10% 9/23/30	325,000	333,133
Targa Resources Partners 5.00% 1/15/28	2,030,000	2,031,709
T-Mobile USA
5.125% 5/15/32	200,000	204,032
5.75% 1/15/34	1,335,000	1,398,684
5.875% 11/15/55	210,000	210,061
TransDigm
144A 6.375% 5/31/33 #	460,000	461,567
144A 6.625% 3/1/32 #	250,000	259,161
Union Pacific
5.10% 2/20/35	495,000	503,661
5.60% 12/1/54	730,000	726,846
US Bancorp
4.653% 2/1/29 μ	1,167,000	1,174,845
5.046% 2/12/31 μ	525,000	534,599
5.384% 1/23/30 μ	170,000	175,066
5.424% 2/12/36 μ	280,000	285,429
5.678% 1/23/35 μ	385,000	399,845
5.727% 10/21/26 μ	817,000	819,787
6.787% 10/26/27 μ	250,000	257,419
US Bank 4.73% 5/15/28 μ	520,000	522,786
Venture Global Calcasieu Pass 144A 3.875% 11/1/33 #	560,000	490,173
Verizon Communications 5.25% 4/2/35	280,000	282,439
VICI Properties 5.625% 4/1/35	260,000	262,494
Vistra Operations
144A 5.00% 7/31/27 #	290,000	289,836
144A 5.625% 2/15/27 #	68,000	68,089
Wells Fargo & Co.
5.244% 1/24/31 μ	395,000	405,315
5.605% 4/23/36 μ	785,000	810,597
		95,697,122
Total Corporate Bonds (cost $185,375,852)		193,176,382

NQ- IV054 [0625] 0825 (4730775)    5

Schedule of investments
Macquarie Global Bond Fund
		Principal amount°	Value (US $)

Government Agency Obligations — 1.00%Δ
France — 0.25%
Electricite de France
4.125% 6/17/31 ■	EUR	700,000	$ 859,862
4.25% 1/25/32 ■	EUR	300,000	370,329
			1,230,191
Georgia — 0.19%
Georgian Railway JSC 4.00% 6/17/28 ■		1,045,000	942,931
			942,931
Kazakhstan — 0.16%
Baiterek National Managing Holding JSC 144A 5.45% 5/8/28 #		300,000	304,016
Development Bank of Kazakhstan JSC 144A 13.489% 5/23/28 #	KZT	270,000,000	474,494
			778,510
Oman — 0.18%
Mazoon Assets 144A 5.25% 10/9/31 #		850,000	849,190
			849,190
Peru — 0.09%
Consorcio Transmantaro 144A 4.70% 4/16/34 #		435,000	417,918
			417,918
Serbia — 0.04%
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #		215,000	215,270
			215,270
South Korea — 0.09%
Korea Development Bank 4.875% 2/3/30		400,000	412,025
			412,025
Total Government Agency Obligations (cost $4,790,342)			4,846,035

Non-Agency Collateralized Mortgage Obligations — 2.77%
Harvey Trust Series 2023-1 A (BBSW1M + 1.30%) 5.035% 12/16/54 ■, •	AUD	10,835,763	7,194,957
Progress Trust Series 2023-1 A (BBSW1M + 1.45%) 5.185% 5/16/54 ■, •	AUD	5,310,424	3,540,037
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Trustee For Lion Series Trust Series 2022-1 A1 BBSW1M + 1.25% 4.942% 5/22/53 •	AUD	4,096,045	$ 2,719,131
Total Non-Agency Collateralized Mortgage Obligations (cost $12,802,355)			13,454,125

Sovereign Bonds — 29.93%Δ
Albania — 0.27%
Albania Government International Bonds
144A 3.50% 11/23/31 #	EUR	896,000	1,026,804
144A 4.75% 2/14/35 #	EUR	250,000	294,739
			1,321,543
Armenia — 0.08%
Republic of Armenia International Bond 3.60% 2/2/31 ■		440,000	381,153
			381,153
Austria — 0.25%
Republic of Austria Government Bond 144A 3.15% 6/20/44 #	EUR	1,060,000	1,202,418
			1,202,418
Belgium — 3.03%
Kingdom of Belgium Government Bond 144A 3.45% 6/22/42 #	EUR	12,820,000	14,714,995
			14,714,995
Benin — 0.11%
Benin Government International Bond 144A 7.96% 2/13/38 #		570,000	541,273
			541,273
Bermuda — 0.16%
Bermuda Government International Bond 3.375% 8/20/50 ■		1,149,000	760,098
			760,098
Brazil — 0.26%
Brazilian Government International Bond 4.75% 1/14/50		1,806,000	1,277,649
			1,277,649
Chile — 0.35%
Chile Government International Bonds
3.50% 1/25/50		500,000	356,775

6    NQ- IV054 [0625] 0825 (4730775)

		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Chile (continued)
Chile Government International Bonds
4.34% 3/7/42		1,519,000	$ 1,318,659
			1,675,434
Colombia — 0.43%
Colombia Government International Bonds
8.50% 4/25/35		200,000	207,996
8.75% 11/14/53		1,904,000	1,890,387
			2,098,383
Dominican Republic — 0.36%
Dominican Republic International Bond 144A 4.875% 9/23/32 #		1,910,000	1,768,374
			1,768,374
Egypt — 0.15%
Egypt Government International Bond 5.875% 2/16/31 ■		823,000	729,255
			729,255
Finland — 0.99%
Finland Government Bonds
144A 3.00% 9/15/33 #	EUR	1,600,000	1,908,265
144A 3.00% 9/15/35 #	EUR	2,451,000	2,880,715
			4,788,980
France — 0.91%
French Republic Government Bonds
144A 1.25% 5/25/38 #	EUR	1,900,000	1,713,856
144A 3.00% 5/25/54 #	EUR	2,760,000	2,691,562
			4,405,418
Guatemala — 0.13%
Guatemala Government Bond 144A 6.55% 2/6/37 #		648,000	655,258
			655,258
Honduras — 0.10%
Honduras Government International Bond 144A 8.625% 11/27/34 #		450,000	472,838
			472,838
Indonesia — 0.04%
Perusahaan Penerbit SBSN Indonesia III 4.70% 6/6/32 ■		204,000	204,636
			204,636
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Ireland — 0.47%
Ireland Government Bond 0.55% 4/22/41 ■	EUR	2,930,000	$ 2,289,698
			2,289,698
Italy — 1.00%
Italy Buoni Poliennali Del Tesoro 3.45% 7/15/27 ■	EUR	4,000,000	4,840,476
			4,840,476
Ivory Coast — 0.59%
Ivory Coast Government International Bonds
5.875% 10/17/31 ■	EUR	350,000	390,760
144A 6.125% 6/15/33 #, ■		2,732,000	2,488,317
			2,879,077
Japan — 4.48%
Japan Government Thirty Year Bonds
0.40% 3/20/50	JPY	1,713,250,000	7,144,939
1.20% 6/20/53	JPY	203,000,000	981,113
2.40% 3/20/55	JPY	351,200,000	2,240,189
2.50% 9/20/37	JPY	1,508,250,000	11,362,198
			21,728,439
Mexico — 0.09%
Mexico Government International Bond 4.35% 1/15/47		622,000	450,095
			450,095
Montenegro — 0.06%
Montenegro Government International Bond 144A 4.875% 4/1/32 #	EUR	250,000	292,060
			292,060
Morocco — 0.08%
Morocco Government International Bond 4.00% 12/15/50 ■		600,000	409,410
			409,410
Netherlands — 2.60%
Netherlands Government Bonds
144A 2.00% 1/15/54 #	EUR	2,480,000	2,272,440
144A 2.50% 7/15/33 #	EUR	2,936,000	3,428,109
144A 2.50% 7/15/35 #	EUR	6,033,000	6,924,236
			12,624,785
NQ- IV054 [0625] 0825 (4730775)    7

Schedule of investments
Macquarie Global Bond Fund
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
New Zealand — 2.03%
New Zealand Government Bond 4.50% 5/15/35	NZD	16,190,000	$ 9,833,940
			9,833,940
Nigeria — 0.16%
Nigeria Government International Bond 7.375% 9/28/33 ■		849,000	760,323
			760,323
Paraguay — 0.37%
Paraguay Government International Bonds
144A 2.739% 1/29/33 #		1,887,000	1,611,706
5.40% 3/30/50 ■		200,000	172,000
			1,783,706
Poland — 0.17%
Bank Gospodarstwa Krajowego 144A 5.75% 7/9/34 #		800,000	824,354
			824,354
Republic of North Macedonia — 0.30%
North Macedonia Government International Bond 144A 1.625% 3/10/28 #	EUR	1,326,000	1,465,720
			1,465,720
Serbia — 0.40%
Serbia International Bond 1.00% 9/23/28 ■	EUR	1,764,000	1,924,499
			1,924,499
South Africa — 0.20%
Republic of South Africa Government International Bonds
5.65% 9/27/47		931,000	697,650
144A 7.95% 11/19/54 #		300,000	286,771
			984,421
Spain — 6.55%
Spain Government Bonds
144A 1.90% 10/31/52 #	EUR	8,080,000	6,307,762
144A 3.15% 4/30/35 #	EUR	13,958,000	16,419,753
144A 3.20% 10/31/35 #	EUR	3,440,000	4,042,650
144A 3.25% 4/30/34 #	EUR	4,199,000	5,020,056
			31,790,221
United Kingdom — 2.51%
United Kingdom Gilt
4.50% 12/7/42 ■	GBP	3,000	3,858
0.50% 10/22/61 ■	GBP	6,930,000	2,485,607
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
United Kingdom (continued)
United Kingdom Gilt
4.25% 12/7/55 ■	GBP	1,390,000	$ 1,618,573
4.375% 7/31/54 ■	GBP	4,640,000	5,518,822
5.375% 1/31/56 ■	GBP	1,850,000	2,579,017
			12,205,877
Uruguay — 0.25%
Uruguay Government International Bonds
3.40% 5/16/45	UYU	33,334,487	833,215
8.25% 5/21/31	UYU	16,300,000	400,153
			1,233,368
Total Sovereign Bonds (cost $139,752,237)			145,318,174

Supranational Banks — 1.15%
Africa Finance 144A 5.55% 10/8/29 #		350,000	348,225
Central American Bank for Economic Integration 144A 4.75% 1/24/28 #		500,000	508,580
Corp Andina de Fomento 5.00% 1/24/29		300,000	308,162
European Union 1.00% 7/6/32 ■	EUR	3,690,000	3,870,514
International Bank for Reconstruction & Development 13.50% 7/3/25	KZT	278,000,000	535,021
Total Supranational Banks (cost $5,334,452)			5,570,502

US Treasury Obligations — 10.99%
US Treasury Bonds
4.25% 2/15/54		5,260,000	4,799,750
4.75% 5/15/55		505,000	502,238
US Treasury Notes
3.875% 10/15/27		6,000,000	6,021,797
3.875% 6/30/30		24,840,000	24,936,061
4.125% 5/31/32		290,000	292,515
4.25% 5/15/35		16,750,000	16,777,480
Total US Treasury Obligations (cost $53,065,067)			53,329,841
	Number of shares
Common Stock — 0.00%Δ
United States — 0.00%
MNSN Holdings =, †	1,112	3,614
Total Common Stock (cost $8,340)		3,614

8    NQ- IV054 [0625] 0825 (4730775)

	Number of shares	Value (US $)

Preferred Stock — 0.14%Δ
United States — 0.14%
SVB Financial Trust 11/7/32 †	1,268	$ 672,040
Total Preferred Stock (cost $642,495)		672,040
	Number of contracts
Options Purchased — 0.06%
Foreign Currency Call Option — 0.05%
AUD vs USD, strike price 0.675, expiration date 11/20/25, notional amount $16,745,171 (JPMCB)	24,807,660	240,865
Futures Put Options — 0.01%
US Treasury 10 yr Notes, strike price $110, expiration date 7/25/25, notional amount $1,925,000,000	175	16,406
Total Options Purchased (cost $283,028)		257,271
	Number of shares
Short-Term Investments — 1.00%
Money Market Mutual Funds — 1.00%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	1,212,500	1,212,500
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	1,212,500	1,212,500
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.30%)	1,212,500	1,212,500
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.23%)	1,212,500	$ 1,212,500
Total Short-Term Investments (cost $4,850,000)		4,850,000
Total Value of Securities Before Options Written—99.04% (cost $466,116,456)		480,743,886
	Number of contracts
Options Written — (0.04%)
Foreign Currency Call Option — (0.02%)
AUD vs USD, strike price 0.70, expiration date 11/20/25, notional amount $(17,365,362) (JPMCB)	(24,807,660)	(92,316)
Futures Call Options — (0.02%)
US Treasury 10 yr Notes, strike price $112.5, expiration date 7/25/25, notional amount $(1,968,750,000)	(175)	(92,969)
Futures Put Options — (0.00%)
US Treasury 10 yr Notes, strike price $109, expiration date 7/25/25, notional amount $(1,907,500,000)	(175)	(5,469)
Total Options Written (premium received $165,161)		(190,754)
Receivables and Other Assets Net of Liabilities — 1.00%★		4,877,188
Net Assets Applicable to 52,430,891 Shares Outstanding — 100.00%	$485,430,320
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of risk.
NQ- IV054 [0625] 0825 (4730775)    9

Schedule of investments
Macquarie Global Bond Fund
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2025. Rate will reset at a future date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2025, the aggregate value of Rule 144A securities was $112,563,328, which represents 23.01% of the Fund’s net assets.
ψ	Perpetual security. Maturity date represents next call date.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
★	Includes $3,208,173 cash collateral held at broker for futures contracts as of June 30, 2025.

The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at June 30, 2025:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	JPY	37,720,000	USD	(266,143)	8/22/25	$—	$(4,208)
CITI	NOK	7,500,000	USD	(724,266)	8/22/25	19,826	—
GS	AUD	(175,704)	USD	113,599	8/22/25	—	(2,040)
JPMCB	EUR	(5,017,700)	USD	5,801,573	8/22/25	—	(130,646)
JPMCB	GBP	(9,171,000)	USD	12,223,199	8/22/25	—	(369,501)
JPMCB	SEK	(5,790,000)	USD	598,848	8/22/25	—	(13,144)
JPMCB	SEK	5,790,000	USD	(615,615)	8/22/25	—	(3,622)
TD	AUD	(85,146,214)	USD	55,236,537	8/22/25	—	(802,444)
TD	CAD	(2,405,000)	USD	1,733,885	8/22/25	—	(32,225)
TD	CAD	2,255,000	USD	(1,654,719)	8/22/25	1,239	—
TD	EUR	(115,851,659)	USD	130,856,141	8/22/25	—	(6,110,500)
TD	EUR	3,000,000	USD	(3,488,832)	8/22/25	57,944	—
TD	GBP	1,000,000	USD	(1,330,422)	8/22/25	42,228	—
TD	GBP	(900,000)	USD	1,219,944	8/22/25	—	(15,441)
TD	JPY	(3,237,910,000)	USD	22,195,621	8/22/25	—	(289,085)
TD	JPY	83,800,000	USD	(588,281)	8/22/25	—	(6,357)
TD	NZD	(16,300,000)	USD	9,755,604	8/22/25	—	(180,062)
Total Forward Foreign Currency Exchange Contracts						$121,237	$(7,959,275)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(426)	Australian 3 yr Treasury Bonds	$(30,207,557)	$(29,858,843)	9/15/25	$—	$(348,714)	$146
160	Australian 10 yr Treasury Bonds	12,069,867	11,881,480	9/15/25	188,387	—	(33)
283	Canadian Treasury 10 yr Bonds	25,354,139	24,665,269	9/18/25	688,870	—	(5)
10    NQ- IV054 [0625] 0825 (4730775)

Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
8	E-mini Japanese Treasury 10 yr Bonds	$772,751	$767,175	9/11/25	$5,576	$—	$(7)
635	Euro-Bobl	88,024,434	85,836,829	9/8/25	2,187,605	—	24
(57)	Euro-BTP	(7,247,768)	(6,998,766)	9/8/25	—	(249,002)	34
(101)	Euro-BTP	(14,395,727)	(13,865,428)	9/8/25	—	(530,299)	(356)
(532)	Euro-Bund	(81,561,022)	(79,159,352)	9/8/25	—	(2,401,670)	(427)
2	Euro-Buxl	279,740	275,901	9/8/25	3,839	—	(236)
104	Euro-OAT	15,171,242	14,721,486	9/8/25	449,756	—	(123)
435	Euro-Schatz	54,955,785	53,074,477	9/8/25	1,881,308	—	186
3	Japanese Treasury 10 yr Bonds	2,896,149	2,876,852	9/12/25	19,297	—	(1)
(104)	Long 10 yr Gilt	(13,280,553)	(12,692,242)	9/26/25	—	(588,311)	(1,336)
(68)	US Treasury 2 yr Notes	(14,145,594)	(14,091,714)	9/30/25	—	(53,880)	—
606	US Treasury 5 yr Notes	66,054,000	65,340,064	10/5/25	713,936	—	—
(408)	US Treasury 10 yr Notes	(45,747,000)	(45,249,481)	9/19/25	—	(497,519)	—
(241)	US Treasury 10 yr Ultra Notes	(27,538,017)	(27,035,465)	9/19/25	—	(502,552)	—
32	US Treasury Long Bonds	3,695,000	3,562,083	9/19/25	132,917	—	—
(6)	US Treasury Ultra Bonds	(714,750)	(699,940)	9/19/25	—	(14,810)	—
Total Futures Contracts			$33,350,385		$6,271,491	$(5,186,757)	$(2,134)
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB Republic of Brazil 1.00% 12/20/29 Ba2 12/20/29 - Quarterly	2,251,000	1.000%	$30,820	$81,358	$—	$(50,538)
JPMCB Republic of Brazil 1.00% 12/20/29 Ba2 12/20/29 - Quarterly	2,225,000	1.000%	30,464	59,663	—	(29,199)
			$61,284	$141,021	$—	$(79,737)

NQ- IV054 [0625] 0825 (4730775)    11

Schedule of investments
Macquarie Global Bond Fund
IRS Contracts[3]
Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[2]	Fixed/ Floating Interest Rate Paid (Received)	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
2yr IRS[4] 5/16/27- (Annually/ At Maturity)	GBP 18,700,000	(3.810)%/ 4.224%	$68,616	$—	$68,616	$—	$7,549
2yr IRS[5] 9/11/27- (Annually/ At Maturity)	17,770,000	(4.068)%/ 4.330%	240,851	—	240,851	—	13,981
3yr IRS[4] 3/27/28- (Annually/ At Maturity)	GBP 26,710,000	(4.094)%/ 4.344%	444,984	—	444,984	—	14,230
4yr IRS[5] 4/23/29- (Annually/ At Maturity)	10,650,000	(4.397)%/ 4.330%	381,977	—	381,977	—	14,516
4yr IRS[6] 10/11/29- (Annually/ At Maturity)	EUR 3,000,000	(2.090)%/ 2.519%	5,169	—	5,169	—	(2,047)
4yr IRS[4] 11/6/29- (Annually/ At Maturity)	GBP 37,400,000	(4.128)%/ 4.562%	872,507	(117,097)	989,604	—	38,884
8yr IRS[6] 8/15/33- (Annually/ At Maturity)	EUR 1,730,000	(2.274)%/ 2.519%	(9,951)	715	—	(10,666)	(2,733)
9yr IRS[4] 11/6/34- (Annually/ At Maturity)	GBP 9,350,000	4.105%/ (4.562)%	(116,755)	—	—	(116,755)	(18,720)
12yr IRS[4] 9/7/37- (Annually/ At Maturity)	GBP 4,340,000	(4)%/ 4.483%	(86,401)	(13,575)	—	(72,826)	7,734
29yr IRS[5] 4/23/54- (Annually/ At Maturity)	5,330,000	3.932%/ (4.330)%	2,242	(183,830)	186,072	—	(37,902)
29yr IRS[4] 10/16/54- (Annually/ At Maturity)	GBP 1,590,000	3.839%/ (4.606)%	231,334	—	231,334	—	(661)
Total IRS Contracts			$2,034,573	$(313,787)	$2,548,607	$(200,247)	$34,831
The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
12    NQ- IV054 [0625] 0825 (4730775)

[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
[4]	Rates reset based on SONIA.
[5]	Rates reset based on SOFR.
[6]	Rates reset based on ESTR.
Summary of abbreviations:
BBSW1M – Bank Bill Swap Rate 1 Month
BTP – Buoni del Tesoro Poliennali
Summary of abbreviations: (continued)
CITI – Citigroup
DAC – Designated Activity Company
GE – General Electric
GNMA – Government National Mortgage Association
GS – Goldman Sachs
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
OAT – Obligations Assimilables du Trésor
S.F. – Single Family
TD – TD Bank
yr – Year
Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
KZT – Kazakhstani Tenge
NOK – Norwegian Krone
NZD – New Zealand Dollar
SEK – Swedish Krona
USD – US Dollar
UYU – Uruguayan Peso
NQ- IV054 [0625] 0825 (4730775)    13